UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                    February 14, 2008
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 91
                                              -----------------------

Form 13F Information Table Value Total:             $295,360
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

FORM 13F INFORMATION TABLE:

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NAME OF                        TYPE OF                                   SHR OR     SH/PUT    INVSTMNT   OTHER    VOTING AUTHORITY
ISSUER                         CLASS           CUSIP          VALUE      PRN AMT   PRN/CALL   DSCRTN     MGRS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. Class B          CL B            007942204    $4,574,883    566,900     SH       Sole      N/A    Sole
Air France-American
  Depository Shares            SPONSORED ADR   009119108      $795,106     22,802     SH       Sole      N/A    Sole
Allied Defense Group, Inc.     COM             019118108    $3,510,987    608,490     SH       Sole      N/A    Sole
American Pacific Corp.         COM             028740108   $13,336,817    782,218     SH       Sole      N/A    Sole
Amerigo resources              COM             03074G109    $1,041,689    447,000     SH       Sole      N/A    Sole
Archon Corporation             COM             03957P101      $672,750     13,000     SH       Sole      N/A    Sole
Argo Group International
  Holdings Ltd.                COM             G0464B107      $493,009     11,702     SH       Sole      N/A    Sole
AT&T Inc.                      COM             00206R102      $227,624      5,477     SH       Sole      N/A    Sole
Audiovox Corporation Class A   CL A            050757103   $12,583,756  1,014,819     SH       Sole      N/A    Sole
Bassett Furniture Industry     COM             070203104   $11,303,548  1,210,230     SH       Sole      N/A    Sole
Beazer Homes USA               COM             07556Q105    $4,180,712    562,680     SH       Sole      N/A    Sole
Berkshire Hathaway - Class B   CL B            084670207      $236,800         50     SH       Sole      N/A    Sole
Beverly Hills Bancorp          COM             087866109      $652,703    126,985     SH       Sole      N/A    Sole
BKF Capital Group              COM             05548G102      $982,905    442,750     SH       Sole      N/A    Sole
Bofi Holdings Inc.             COM             05566U108    $2,906,804    406,546     SH       Sole      N/A    Sole
Books-A-Million Inc.           COM             098570104    $2,102,938    176,421     SH       Sole      N/A    Sole
Bowl America Inc. - Class A    CL A            102565108      $440,596     27,693     SH       Sole      N/A    Sole
Brigham Exploration Co.        COM             109178103    $3,784,884    503,309     SH       Sole      N/A    Sole
BRT Realty Trust               COM             055645303    $3,945,212    257,857     SH       Sole      N/A    Sole
California First National
  Bank Corp.                   COM             130222102    $5,648,820    579,961     SH       Sole      N/A    Sole
Callon Petroleum Co.           COM             13123X102   $16,957,499  1,030,851     SH       Sole      N/A    Sole
Canfor Corporation             COM             137576104    $6,424,413    726,300     SH       Sole      N/A    Sole
Canfor Pulp Income             COM             137582102      $884,376     79,349     SH       Sole      N/A    Sole
ChipMOS Technology
  Bermuda Ltd.                 COM             G2110R106    $2,842,698    667,300     SH       Sole      N/A    Sole
Coachmen Industries            COM             189873102    $4,430,305    744,589     SH       Sole      N/A    Sole
Commerce Energy Group          COM             20061Q106      $108,528     91,200     SH       Sole      N/A    Sole
Comstock Homebuilding Class A  CL A            205684103      $931,267  1,411,010     SH       Sole      N/A    Sole
Covenant Transport Inc. Cl. A. CL A            22284P105    $1,910,456    284,294     SH       Sole      N/A    Sole
Delta Apparel Inc.             COM             247368103    $3,570,595    501,488     SH       Sole      N/A    Sole
Dillards Inc. Class A.         CL A            254067101    $7,504,488    399,600     SH       Sole      N/A    Sole
Dominion Homes, Inc.           COM             257386102      $150,933    419,143     SH       Sole      N/A    Sole
Duckwall-ALCO                  COM             264142100    $5,339,666    163,693     SH       Sole      N/A    Sole
Enesco Group                   COM             292973104           $47    157,600     SH       Sole      N/A    Sole
Exxon Mobil Corp.              COM             30231G102      $532,159      5,680     SH       Sole      N/A    Sole
First Federal Northern
  Michigan Bancorp.            COM             32021X105      $261,954     35,640     SH       Sole      N/A    Sole
Friedman Billings Ramsey Group COM             358434108    $1,658,862    528,300     SH       Sole      N/A    Sole
Frontier Airlines
  Holdings, Inc.               COM             359059102    $1,656,921    315,004     SH       Sole      N/A    Sole
General Electric Company       COM             369604103      $286,736      7,735     SH       Sole      N/A    Sole
Grey Wolf Inc.                 COM             397888108    $1,285,916    241,260     SH       Sole      N/A    Sole
Handleman Company              COM             410252100    $2,745,012  1,605,270     SH       Sole      N/A    Sole
Hardinge Inc.                  COM             412324303      $523,956     31,225     SH       Sole      N/A    Sole
Head N.V.                      NY REGISTRY SH  422070102    $7,233,748  2,020,600     SH       Sole      N/A    Sole
Hovnanian Enterprises Inc.     COM             442487203      $217,602     30,349     SH       Sole      N/A    Sole
Huttig Building Products       COM             448451104      $337,092     96,588     SH       Sole      N/A    Sole
IDT Corporation (IDT.C)        COM             448947101      $127,190     16,100     SH       Sole      N/A    Sole
IDT Corporation Class B. (IDT) COM             448947309      $814,580     96,400     SH       Sole      N/A    Sole
Integrated Telecom
  Express Inc.                 COM             45817u994        $3,083    308,300     SH       Sole      N/A    Sole
International Shipholding
  Corporation                  COM NEW         460321201    $2,913,675    133,839     SH       Sole      N/A    Sole
J. Alexanders Corp.            COM             466096104    $1,292,655    123,110     SH       Sole      N/A    Sole
John B. Sanfilippo & Son Inc.  COM             800422107    $2,781,075    330,294     SH       Sole      N/A    Sole
LandAmerica Financial Group    COM             514936103    $5,653,050    169,000     SH       Sole      N/A    Sole
Leader Energy Services         COM             52168A106       $67,025    696,000     SH       Sole      N/A    Sole
Lodgian Inc.                   COM PAR 0.01    54021P502    $1,846,955    164,028     SH       Sole      N/A    Sole
Lubys. Inc.                    COM             549282101      $283,129     27,867     SH       Sole      N/A    Sole
M/I Homes Inc.                 COM             55305B101    $4,267,200    406,400     SH       Sole      N/A    Sole
MAIR Holdings Inc.             COM             560635104    $7,711,529  1,665,557     SH       Sole      N/A    Sole
Markel Corporation             COM             570535104      $343,770        700     SH       Sole      N/A    Sole
Medallion Financial Corp.      COM             583928106    $2,506,403    250,140     SH       Sole      N/A    Sole
Meridian Resources             COM             58977Q109    $5,817,650  3,214,171     SH       Sole      N/A    Sole
Meritage Homes Corp.           COM             59001A102    $7,775,091    533,637     SH       Sole      N/A    Sole
Mesa Air Group                 COM             590479101      $128,269     41,511     SH       Sole      N/A    Sole
MIIX Group, Inc.               COM             59862V104           $20     15,200     SH       Sole      N/A    Sole
Mod-Pac Corp.                  COM             607495108    $1,421,774    189,823     SH       Sole      N/A    Sole
National RV Holdings           COM             637277104       $52,685    810,545     SH       Sole      N/A    Sole
Novartis ADR                   SPONSORED ADR   66987V109      $200,947      3,700     SH       Sole      N/A    Sole
OCA, Inc.                      COM             67083Q101           $ -    643,400     SH       Sole      N/A    Sole
Old Republic International
  Corp.                        COM             680223104    $5,960,588    386,800     SH       Sole      N/A    Sole
Patterson-UTI Energy Inc.      COM             703481101    $1,805,600     92,500     SH       Sole      N/A    Sole
Peak International Ltd.        COM             G69586108    $2,448,189  1,073,767     SH       Sole      N/A    Sole
Pep Boys - MM&J                COM             713278109      $243,376     21,200     SH       Sole      N/A    Sole
PMA Capital Corp. Cl. A        CL A            693419202   $17,152,756  2,086,710     SH       Sole      N/A    Sole
Pope & Talbot Inc.             COM             732827100        $1,467     48,900     SH       Sole      N/A    Sole
Quaker Fabric Corp.            COM             747399103          $266     22,200     SH       Sole      N/A    Sole
Quanta Capital Holdings Ltd.   SHS             G7313F106    $8,072,109  3,165,533     SH       Sole      N/A    Sole
Quipp, Inc.                    COM             748802105      $321,470     94,550     SH       Sole      N/A    Sole
Safety Insurance Group         COM             78648T100      $278,312      7,600     SH       Sole      N/A    Sole
SCPIE Holdings                 COM             78402P104    $7,972,014    290,208     SH       Sole      N/A    Sole
Sielox Inc.                    COM             82620E107       $58,462    194,874     SH       Sole      N/A    Sole
Spansion Inc. Cl. A.           CL A            84649R101    $8,337,888  2,121,600     SH       Sole      N/A    Sole
Sparton Corporation            COM             847235108       $62,990     12,751     SH       Sole      N/A    Sole
Specialty Underwriters'
  Alliance                     COM             84751T309    $5,951,410  1,112,413     SH       Sole      N/A    Sole
Superior Industries
  International Inc.           COM             868168105   $10,139,260    558,022     SH       Sole      N/A    Sole
Sypris Solutions Inc.          COM             871655106      $213,549     35,008     SH       Sole      N/A    Sole
Tandy Brands Accessories Inc.  COM             875378101    $3,066,248    314,487     SH       Sole      N/A    Sole
Technology Solutions           COM NEW         87872T207      $124,354     44,254     SH       Sole      N/A    Sole
Tecumseh Products
  Company - Class A            CL A            878895200   $23,039,467    984,172     SH       Sole      N/A    Sole
Tecumseh Products
  Company - Class B            CL B            878895101    $9,751,027    494,976     SH       Sole      N/A    Sole
Unifi Inc.                     COM             904677101    $2,131,294    880,700     SH       Sole      N/A    Sole
Vestin Realty Mortgage I Inc.  COM             925490104       $99,615     21,609     SH       Sole      N/A    Sole
WCI Communities Inc.           COM             92923C104      $674,276    178,380     SH       Sole      N/A    Sole
Wells Fargo & Company          COM             949746101      $229,444      7,600     SH       Sole      N/A    Sole